Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Intermediate Duration Portfolio

June 30, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 32.9%
Malaysia – 0.2%
Malaysia Government Bond Series 117 3.882%, 03/10/2022	MYR	35,334	$8,632,390

United States – 32.7%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	4,293	3,508,023
1.875%, 02/15/2051		130,590	124,712,972
2.00%, 02/15/2050		2,460	2,417,719
2.25%, 08/15/2046		12,530	12,956,803
2.375%, 11/15/2049		2,885	3,073,877
2.50%, 02/15/2045-05/15/2046		25,872	28,028,300
3.00%, 05/15/2045-02/15/2049		78,384	93,364,441
3.375%, 05/15/2044		5,710	7,119,925
3.50%, 02/15/2039		4,254	5,321,488
3.75%, 11/15/2043		10,205	13,398,846
4.375%, 02/15/2038-11/15/2039		49,130	68,323,913
4.50%, 02/15/2036		4,048	5,558,493
4.75%, 02/15/2037		4,156	5,902,819
5.375%, 02/15/2031		14,221	19,335,572
5.50%, 08/15/2028		10,214	13,214,363
U.S. Treasury Notes 0.125%, 08/31/2022-02/28/2023		511,722	511,588,250
1.125%, 02/15/2031		25,058	24,356,770
1.50%, 02/15/2030		11,115	11,236,570
1.625%, 05/15/2026		154,052	159,756,323
1.75%, 11/30/2021(a)		28,028	28,225,072
1.75%, 11/15/2029		11,550	11,932,594
1.875%, 01/31/2022		9,965	10,069,321
2.00%, 12/31/2021		26,704	26,958,523
2.125%, 08/15/2021(a)		32,897	32,979,243
2.25%, 02/15/2027		3,147	3,365,430
2.625%, 02/15/2029		30,853	33,861,387

			1,260,567,037

Total Governments - Treasuries (cost $1,229,533,372)			1,269,199,427

CORPORATES - INVESTMENT GRADE – 20.9%
Industrial – 11.8%
Basic – 0.6%
Alpek SAB de CV 3.25%, 02/25/2031(b)		1,773	1,786,076
4.25%, 09/18/2029(b)		449	486,407
GUSAP III LP 4.25%, 01/21/2030(b)		5,248	5,675,384
Industrias Penoles SAB de CV 4.75%, 08/06/2050(b)		1,544	1,665,397
Inversiones CMPC SA 3.85%, 01/13/2030(b)		2,742	2,923,315
4.375%, 04/04/2027(b)		2,062	2,288,562
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(b)		1,151	1,206,968

	Principal Amount (000)		U.S. $ Value

Orbia Advance Corp. SAB de CV 4.00%, 10/04/2027(b)	U.S.$	3,400	$3,724,700
Suzano Austria GmbH 3.75%, 01/15/2031		1,419	1,482,855

			21,239,664

Capital Goods – 0.0%
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		1,117	1,190,197

Communications - Media – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		868	981,882
4.80%, 03/01/2050		3,131	3,607,257
5.125%, 07/01/2049		1,949	2,328,100
Comcast Corp. 4.15%, 10/15/2028		4,460	5,164,323
Discovery Communications LLC 4.65%, 05/15/2050		581	680,014
5.20%, 09/20/2047		1,999	2,490,054
5.30%, 05/15/2049		857	1,080,711
Fox Corp. 5.576%, 01/25/2049		4,396	5,936,358
Prosus NV 3.68%, 01/21/2030(b)		550	587,813
4.027%, 08/03/2050(b)		1,993	1,903,315
Tencent Holdings Ltd. 1.81%, 01/26/2026(b)		5,470	5,559,913
2.39%, 06/03/2030(b)		3,060	3,047,332
3.24%, 06/03/2050(b)		4,830	4,684,496
Time Warner Cable LLC 4.50%, 09/15/2042		2,370	2,642,313
Weibo Corp. 3.375%, 07/08/2030		11,908	12,353,240

			53,047,121

Communications - Telecommunications – 0.5%
AT&T, Inc. 3.50%, 09/15/2053(b)		10,244	10,273,912
3.65%, 09/15/2059(b)		4,421	4,479,004
Empresa Nacional de Telecomunicaciones SA 4.75%, 08/01/2026(b)		4,012	4,432,758

			19,185,674

Consumer Cyclical - Automotive – 0.7%
General Motors Co. 6.125%, 10/01/2025		1,152	1,363,726
6.80%, 10/01/2027		1,611	2,028,104
General Motors Financial Co., Inc. 4.30%, 07/13/2025		1,405	1,553,241
5.25%, 03/01/2026		1,600	1,848,480

	Principal Amount (000)		U.S. $ Value

Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(b)	U.S.$	10,500	$11,232,165
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(b)		8,330	9,165,416

			27,191,132

Consumer Cyclical - Other – 0.4%
Las Vegas Sands Corp. 3.90%, 08/08/2029		8,755	9,328,628
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		530	611,980
MDC Holdings, Inc. 6.00%, 01/15/2043		3,776	4,869,190

			14,809,798

Consumer Cyclical - Retailers – 0.6%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		8,625	9,643,699
InRetail Consumer 3.25%, 03/22/2028(b)		3,460	3,403,602
Ross Stores, Inc. 4.70%, 04/15/2027		7,988	9,256,894

			22,304,195

Consumer Non-Cyclical – 1.9%
Altria Group, Inc. 3.40%, 05/06/2030		7,300	7,734,788
4.80%, 02/14/2029		4,904	5,686,924
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049		9,040	12,429,638
BAT Capital Corp. 2.259%, 03/25/2028		11,104	11,041,374
2.726%, 03/25/2031		4,352	4,286,589
4.70%, 04/02/2027		4,650	5,253,524
Cencosud SA 5.15%, 02/12/2025(b)		6,910	7,623,889
Cigna Corp. 4.375%, 10/15/2028		3,600	4,190,184
CVS Health Corp. 4.30%, 03/25/2028		460	528,448
Gilead Sciences, Inc. 4.75%, 03/01/2046		3,199	4,056,332
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(b)		1,585	1,568,159
Sigma Alimentos SA de CV 4.125%, 05/02/2026(b)		378	409,185
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		6,627	7,193,874

			72,002,908

Energy – 3.4%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		12,047	11,553,314

	Principal Amount (000)		U.S. $ Value

Cenovus Energy, Inc. 5.375%, 07/15/2025	U.S.$	2,065	$2,362,463
Chevron USA, Inc. 5.25%, 11/15/2043		5,674	7,714,541
Devon Energy Corp. 5.60%, 07/15/2041		4,914	6,095,571
Enbridge Energy Partners LP 7.375%, 10/15/2045		6,968	10,997,455
Energy Transfer LP 4.75%, 01/15/2026		6,615	7,446,704
6.25%, 04/15/2049		3,278	4,310,668
Eni SpA 4.25%, 05/09/2029(b)		3,228	3,681,728
Marathon Petroleum Corp. 5.125%, 12/15/2026		9,518	11,205,065
6.50%, 03/01/2041		1,683	2,339,538
MPLX LP 5.20%, 03/01/2047		10,984	13,483,409
Oleoducto Central SA 4.00%, 07/14/2027(b)		631	651,429
ONEOK, Inc. 4.00%, 07/13/2027		4,900	5,414,794
4.35%, 03/15/2029		4,164	4,701,614
5.20%, 07/15/2048		294	360,615
6.35%, 01/15/2031		1,081	1,398,111
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		407	429,255
4.50%, 12/15/2026		2,027	2,277,274
4.65%, 10/15/2025		11,148	12,473,832
Suncor Energy, Inc. 6.80%, 05/15/2038		5,543	7,965,125
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(b)		1,397	1,423,106
TransCanada PipeLines Ltd. 6.10%, 06/01/2040		8,737	12,015,210
Williams Cos., Inc. (The) 3.50%, 11/15/2030		2,012	2,196,118

			132,496,939

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(b)		3,311	3,605,679

Services – 0.5%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		6,124	6,002,316
Booking Holdings, Inc. 4.625%, 04/13/2030		9,010	10,778,303
Expedia Group, Inc. 6.25%, 05/01/2025(b)		211	245,454
IHS Markit Ltd. 4.25%, 05/01/2029		1,574	1,819,796
4.75%, 08/01/2028		307	361,578

			19,207,447

	Principal Amount (000)		U.S. $ Value

Technology – 1.5%
Baidu, Inc. 3.425%, 04/07/2030	U.S.$	217	$234,777
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		1,997	2,190,829
Broadcom, Inc. 4.11%, 09/15/2028		5,346	6,010,134
4.15%, 11/15/2030		6,902	7,745,217
5.00%, 04/15/2030		6,078	7,184,196
Dell International LLC/EMC Corp. 6.02%, 06/15/2026		1,615	1,936,950
Infor, Inc. 1.75%, 07/15/2025(b)		2,719	2,776,181
Micron Technology, Inc. 4.185%, 02/15/2027		9,824	11,093,064
NXP BV/NXP Funding LLC 5.55%, 12/01/2028(b)		1,102	1,349,123
Oracle Corp. 2.875%, 03/25/2031		5,648	5,881,149
3.95%, 03/25/2051		6,642	7,257,713
SK Hynix, Inc. 2.375%, 01/19/2031(b)		1,818	1,774,529
VeriSign, Inc. 2.70%, 06/15/2031		3,237	3,285,102

			58,718,964

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(b)		3,393	3,652,539
4.75%, 10/20/2028(b)		3,940	4,384,708

			8,037,247

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		471	484,983
5.875%, 07/05/2034(b)		1,146	1,336,923

			1,821,906

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(b)		1,235	1,242,950

			456,101,821

Financial Institutions – 8.9%
Banking – 5.8%
ABN AMRO Bank NV 4.75%, 07/28/2025(b)		1,171	1,314,869
American Express Co. Series B 3.584% (LIBOR 3 Month + 3.43%), 08/15/2021(c) (d)		616	617,515

	Principal Amount (000)		U.S. $ Value

Series C 3.404% (LIBOR 3 Month + 3.29%), 09/15/2021(c) (d)	U.S.$	1,532	$1,536,182
Banco de Credito del Peru 3.125%, 07/01/2030(b)		5,996	5,933,941
Banco Santander SA 2.749%, 12/03/2030		3,000	2,973,270
3.49%, 05/28/2030		1,000	1,079,710
5.179%, 11/19/2025		9,800	11,211,396
Bank of America Corp. 2.687%, 04/22/2032		9,685	9,976,325
Series DD 6.30%, 03/10/2026(c)		1,628	1,891,589
Series L 3.95%, 04/21/2025		4,925	5,407,995
Series Z 6.50%, 10/23/2024(c)		2,548	2,880,667
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(c)		1,628	1,790,491
Barclays Bank PLC 6.86%, 06/15/2032(b) (c)		1,250	1,697,025
BNP Paribas SA 2.871%, 04/19/2032(b)		6,773	6,948,692
Capital One Financial Corp. Series E 3.935% (LIBOR 3 Month + 3.80%), 09/01/2021(c) (d)		4,637	4,647,294
CITIC Ltd. 2.85%, 02/25/2030(b)		3,688	3,729,029
Citigroup, Inc. 3.98%, 03/20/2030		3,617	4,104,608
4.075%, 04/23/2029		5,373	6,099,161
5.95%, 01/30/2023(c)		2,569	2,704,027
Series W 4.00%, 12/10/2025(c)		3,243	3,351,803
Credit Suisse Group AG 3.091%, 05/14/2032(b)		10,355	10,669,378
4.194%, 04/01/2031(b)		2,852	3,205,078
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		4,221	4,286,088
3.961%, 11/26/2025		1,336	1,445,726
Discover Bank 4.682%, 08/09/2028		2,264	2,404,323
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		7,696	7,870,699
HSBC Holdings PLC 4.041%, 03/13/2028		7,182	7,965,987
4.292%, 09/12/2026		2,495	2,776,810
6.375%, 03/30/2025(c)		1,725	1,922,927
ING Groep NV 2.727%, 04/01/2032		6,439	6,632,234
JPMorgan Chase & Co. 2.58%, 04/22/2032		9,618	9,881,437

	Principal Amount (000)		U.S. $ Value

Series I 3.656% (LIBOR 3 Month + 3.47%), 07/30/2021(c) (d)	U.S.$	3,323	$3,330,178
Series V 3.465% (LIBOR 3 Month + 3.32%), 10/01/2021(c) (d)		1,622	1,622,616
Series Z 3.976% (LIBOR 3 Month + 3.80%), 08/01/2021(c) (d)		2,716	2,723,442
Morgan Stanley Series H 3.794% (LIBOR 3 Month + 3.61%), 10/15/2021(c) (d)		772	775,150
Natwest Group PLC 8.625%, 08/15/2021(c)		7,871	7,934,991
Series U 2.467% (LIBOR 3 Month + 2.32%), 09/30/2027(c) (d)		2,900	2,876,017
Santander Holdings USA, Inc. 4.40%, 07/13/2027		3,049	3,420,673
Societe Generale SA 4.25%, 08/19/2026(b)		6,700	7,337,773
Standard Chartered PLC 1.696% (LIBOR 3 Month + 1.51%), 01/30/2027(b) (c) (d)		300	288,996
4.30%, 02/19/2027(b)		9,464	10,369,799
5.20%, 01/26/2024(b)		3,782	4,147,606
7.50%, 04/02/2022(b) (c)		1,882	1,961,082
7.75%, 04/02/2023(b) (c)		822	897,871
Truist Financial Corp. Series Q 5.10%, 03/01/2030(c)		6,656	7,507,103
UBS AG/Stamford CT 7.625%, 08/17/2022		5,982	6,440,221
UBS Group AG 7.00%, 01/31/2024-02/19/2025(b) (c)		3,426	3,799,569
UniCredit SpA 2.569%, 09/22/2026(b)		6,241	6,324,567
3.127%, 06/03/2032(b)		1,858	1,867,494
US Bancorp Series J 5.30%, 04/15/2027(c)		3,485	3,946,762
Wells Fargo & Co. 2.188%, 04/30/2026		3,502	3,635,741
Series BB 3.90%, 03/15/2026(c)		2,664	2,754,256

			222,918,183

Brokerage – 0.3%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(c)		3,271	3,623,254

	Principal Amount (000)		U.S. $ Value

Series I 4.00%, 06/01/2026(c)	U.S.$	7,570	$7,894,753

			11,518,007

Finance – 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.50%, 07/15/2025		613	718,761
Air Lease Corp. 2.875%, 01/15/2026		1,437	1,511,365
3.625%, 04/01/2027		303	326,195
Aircastle Ltd. 2.85%, 01/26/2028(b)		8,390	8,439,249
4.125%, 05/01/2024		1,481	1,581,397
4.25%, 06/15/2026		530	575,278
4.40%, 09/25/2023		3,751	4,016,833
5.00%, 04/01/2023		306	327,347
5.25%, 08/11/2025(b)		3,730	4,189,461
Aviation Capital Group LLC 1.95%, 01/30/2026(b)		4,176	4,175,916
2.875%, 01/20/2022(b)		582	587,966
3.50%, 11/01/2027(b)		1,314	1,379,923
3.875%, 05/01/2023(b)		3,183	3,333,524
4.125%, 08/01/2025(b)		35	37,783
4.375%, 01/30/2024(b)		1,300	1,394,926
4.875%, 10/01/2025(b)		1,447	1,603,044
5.50%, 12/15/2024(b)		3,623	4,098,845
CDBL Funding 1 3.50%, 10/24/2027(b)		5,770	6,072,204
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	250	367,597
GE Capital Funding LLC 4.40%, 05/15/2030	U.S.$	9,960	11,609,476
Huarong Finance 2017 Co., Ltd. 4.50%, 01/24/2022(b) (c)		6,236	4,178,120
Synchrony Financial 4.50%, 07/23/2025		6,600	7,390,614

			67,915,824

Insurance – 0.9%
Alleghany Corp. 3.625%, 05/15/2030		7,452	8,222,537
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(b)		2,851	3,639,900
MetLife Capital Trust IV 7.875%, 12/15/2037(b)		5,200	7,170,592
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(b)		2,058	3,565,094
Prudential Financial, Inc. 5.20%, 03/15/2044		1,970	2,123,916
5.375%, 05/15/2045		615	680,547
5.875%, 09/15/2042		459	484,548

	Principal Amount (000)		U.S. $ Value

Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(b)	U.S.$	5,000	$5,706,250
Voya Financial, Inc. 5.65%, 05/15/2053		3,089	3,307,114

			34,900,498

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		656	720,609

REITS – 0.1%
Host Hotels & Resorts LP Series D 3.75%, 10/15/2023		202	212,878
Vornado Realty LP 3.40%, 06/01/2031		3,607	3,719,322

			3,932,200

			341,905,321

Utility – 0.2%
Electric – 0.2%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		1,670	1,737,134
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(b)		3,081	2,496,188
Engie Energia Chile SA 3.40%, 01/28/2030(b)		3,834	3,928,172

			8,161,494

Total Corporates - Investment Grade (cost $769,774,691)			806,168,636

MORTGAGE PASS-THROUGHS – 10.1%
Agency Fixed Rate 30-Year – 9.3%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049-11/01/2049		23,708	25,325,210
Series 2020 3.50%, 01/01/2050		7,123	7,662,797
Federal Home Loan Mortgage Corp. Gold Series 2003 5.00%, 08/01/2033		1	886
Series 2007 5.50%, 07/01/2035		756	868,275
Series 2016 4.00%, 02/01/2046		6,433	7,076,404
Series 2017 4.00%, 07/01/2044		4,992	5,461,042
Series 2018 4.00%, 08/01/2048		4,245	4,576,799
4.50%, 10/01/2048-11/01/2048		14,070	15,343,121
5.00%, 09/01/2048-11/01/2048		5,627	6,236,602
Federal National Mortgage Association Series 2001 6.50%, 08/01/2031		2	1,899

	Principal Amount (000)			U.S. $ Value

Series 2002 6.50%, 09/01/2032	U.S.$	0	**	$178
Series 2003 5.50%, 04/01/2033-11/01/2033		2,097		2,399,299
Series 2004 5.50%, 04/01/2034-11/01/2034		1,835		2,109,742
6.50%, 08/01/2034		1		1,673
Series 2005 5.50%, 02/01/2035		1,639		1,884,492
Series 2006 5.50%, 04/01/2036		299		346,487
Series 2007 5.50%, 09/01/2036		622		716,900
Series 2008 6.00%, 03/01/2037		4		4,939
Series 2010 4.00%, 12/01/2040		3,143		3,452,758
Series 2012 3.50%, 02/01/2042-01/01/2043		24,442		26,456,863
Series 2013 3.50%, 04/01/2043		11,869		12,846,192
4.00%, 10/01/2043		9,684		10,577,757
Series 2015 3.00%, 05/01/2045-08/01/2045		11,584		12,238,275
Series 2018 3.50%, 02/01/2048-05/01/2048		7,176		7,590,552
4.50%, 09/01/2048		12,886		14,050,147
Series 2019 3.50%, 08/01/2049-11/01/2049		25,576		27,291,838
Series 2020 3.50%, 01/01/2050		7,187		7,702,784
Government National Mortgage Association Series 2016 3.00%, 04/20/2046-12/20/2046		4,957		5,234,253
Uniform Mortgage-Backed Security Series 2021 2.00%, 07/01/2051, TBA		35,770		36,161,234
2.50%, 07/01/2051, TBA		110,969		114,835,582

				358,454,980

Agency Fixed Rate 15-Year – 0.8%
Federal National Mortgage Association Series 2012 2.50%, 04/01/2027		14		14,591
Series 2016 2.50%, 02/01/2031-01/01/2032		25,505		26,689,088
Series 2017 2.50%, 01/01/2032-02/01/2032		3,584		3,750,488

				30,454,167

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2009 4.50%, 07/01/2029-10/01/2029		404		443,995

	Principal Amount (000)			U.S. $ Value

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Gold Series 2006 2.722% (LIBOR12 Month + 2.18%), 12/01/2036 (d)	U.S.$	0	**	$169
Series 2007 2.475% (LIBOR12 Month + 2.10%), 03/01/2037(d)		1		608

				777

Total Mortgage Pass-Throughs (cost $379,500,682)				389,353,919

COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.3%
Non-Agency Fixed Rate CMBS – 6.5%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(b)		2,805		2,568,330
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		871		950,981
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052		3,523		3,980,179
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		8,525		9,439,146
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		3,655		3,939,471
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(b)		11,325		11,731,811
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class A5 3.137%, 02/10/2048		7,490		7,989,660
Series 2015-GC35, Class A4 3.818%, 11/10/2048		3,530		3,894,932
Series 2016-C1, Class A4 3.209%, 05/10/2049		12,141		13,120,508
Series 2016-GC36, Class A5 3.616%, 02/10/2049		3,982		4,366,053
Series 2018-B2, Class A4 4.009%, 03/10/2051		5,890		6,682,951
Commercial Mortgage Trust Series 2012-CR3, Class E 4.908%, 10/15/2045(b)		3,938		1,693,368
Series 2013-SFS, Class A1 1.873%, 04/12/2035(b)		1,202		1,207,501
Series 2015-CR24, Class A5 3.696%, 08/10/2048		3,925		4,293,279
Series 2015-DC1, Class A5 3.35%, 02/10/2048		6,250		6,700,751
Series 2015-PC1, Class A5 3.902%, 07/10/2050		7,135		7,838,286

	Principal Amount (000)		U.S. $ Value

CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057	U.S.$	3,451	$3,726,552
Series 2015-C3, Class A4 3.718%, 08/15/2048		6,101	6,660,982
Series 2015-C4, Class A4 3.808%, 11/15/2048		7,715	8,497,080
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.428%, 08/10/2044(b)		333	183,373
Series 2013-G1, Class A1 2.059%, 04/10/2031(b)		171	171,754
Series 2013-G1, Class A2 3.557%, 04/10/2031(b)		6,804	6,802,043
Series 2014-GC22, Class A5 3.862%, 06/10/2047		6,360	6,857,192
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(e) (f)		2,129	2,114,267
Series 2021-1, Class A2 2.435%, 08/15/2026(e) (f)		2,026	2,066,653
Series 2021-1, Class AS 2.638%, 08/15/2026(e) (f)		249	254,549
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.723%, 08/15/2046(b)		2,527	1,914,748
Series 2014-C21, Class A5 3.775%, 08/15/2047		6,300	6,808,969
Series 2014-C21, Class B 4.341%, 08/15/2047		1,857	1,994,108
Series 2015-C27, Class AS 3.634%, 02/15/2048		3,415	3,646,438
Series 2015-C30, Class A5 3.822%, 07/15/2048		3,820	4,197,151
Series 2015-C31, Class A3 3.801%, 08/15/2048		9,802	10,691,426
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.611%, 08/15/2046(b)		1,285	1,147,938
Series 2012-C6, Class E 5.313%, 05/15/2045(b)		3,967	2,794,591
Series 2014-C20, Class A5 3.805%, 07/15/2047		9,950	10,674,278
Series 2016-JP3, Class B 3.397%, 08/15/2049		3,000	3,152,200
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		1,381	738,512
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(b)		5,481	5,553,849
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4 3.596%, 12/15/2049		6,180	6,785,342

	Principal Amount (000)		U.S. $ Value

UBS Commercial Mortgage Trust Series 2018-C10, Class A4 4.313%, 05/15/2051	U.S.$	7,900	$9,067,970
Series 2018-C8, Class A4 3.983%, 02/15/2051		6,400	7,243,537
Series 2018-C9, Class A4 4.117%, 03/15/2051		10,270	11,610,591
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		9,507	9,740,244
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class AS 4.047%, 09/15/2048		2,906	3,164,228
Series 2015-SG1, Class C 4.611%, 09/15/2048		2,506	2,332,789
Series 2016-C35, Class XA 2.077%, 07/15/2048(g)		21,857	1,684,914
Series 2018-C43, Class A4 4.012%, 03/15/2051		4,550	5,170,142
Series 2019-C51, Class B 3.836%, 06/15/2052		1,269	1,385,752
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class XA 1.281%, 03/15/2045(b) (g)		55,875	780,208
Series 2014-C19, Class A5 4.101%, 03/15/2047		1,600	1,728,187
Series 2014-C21, Class A5 3.678%, 08/15/2047		6,200	6,686,063
Series 2014-C24, Class AS 3.931%, 11/15/2047		1,471	1,553,122

			249,978,949

Non-Agency Floating Rate CMBS – 2.8%
Ashford Hospitality Trust Series 2018-ASHF, Class A 0.973% (LIBOR 1 Month + 0.90%), 04/15/2035(b) (d)		3,638	3,635,636
Series 2018-KEYS, Class A 1.073% (LIBOR 1 Month + 1.00%), 06/15/2035(b) (d)		7,150	7,155,599
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.073% (LIBOR 1 Month + 1.00%), 11/15/2033(b) (d)		10,570	10,341,618
BBCMS Mortgage Trust Series 2020-BID, Class A 2.213% (LIBOR 1 Month + 2.14%), 10/15/2037(b) (d)		7,708	7,780,065
Beneria Cowen & Pritzer Collateral Funding Corp. Series 2021-330N, Class A 0.899% (LIBOR 1 Month + 0.80%), 06/15/2038(b) (d)		1,369	1,364,559

	Principal Amount (000)		U.S. $ Value

BFLD Trust Series 2021-FPM, Class A 1.70% (LIBOR 1 Month + 1.60%), 06/15/2038(b) (d)	U.S.$	11,683	$11,693,490
BHMS Series 2018-ATLS, Class A 1.323% (LIBOR 1 Month + 1.25%), 07/15/2035(b) (d)		5,580	5,583,706
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 0.893% (LIBOR 1 Month + 0.82%), 06/15/2035(b) (d)		4,000	4,000,331
BX Trust Series 2018-EXCL, Class A 1.161% (LIBOR 1 Month + 1.09%), 09/15/2037(b) (d)		5,231	5,172,557
CLNY Trust Series 2019-IKPR, Class D 2.098% (LIBOR 1 Month + 2.03%), 11/15/2038(b) (d)		5,360	5,336,429
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.123% (LIBOR 1 Month + 1.03%), 12/19/2030(b) (d)		5,912	5,920,278
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.018% (SOFR + 2.00%), 01/25/2051(b) (d)		1,438	1,448,034
Great Wolf Trust Series 2019-WOLF, Class A 1.107% (LIBOR 1 Month + 1.03%), 12/15/2036(b) (d)		5,961	5,964,694
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.273% (LIBOR 1 Month + 1.20%), 06/15/2038(b) (d)		1,456	1,458,265
Series 2019-SMP, Class A 1.223% (LIBOR 1 Month + 1.15%), 08/15/2032(b) (d)		1,700	1,701,063
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(f)		6,860	7,141,763
Invitation Homes Trust Series 2018-SFR2, Class C 1.353% (LIBOR 1 Month + 1.28%), 06/17/2037(b) (d)		2,050	2,052,950
Series 2018-SFR3, Class C 1.382% (LIBOR 1 Month + 1.30%), 07/17/2037(b) (d)		3,950	3,955,768
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.023% (LIBOR 1 Month + 1.95%), 11/15/2026(d) (f)		2,192	2,017,014

	Principal Amount (000)		U.S. $ Value

Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 0.856% (LIBOR 1 Month + 0.78%), 07/15/2033(b) (d)	U.S.$	5,432	$5,411,166
Series 2019-MILE, Class A 1.573% (LIBOR 1 Month + 1.50%), 07/15/2036(b) (d)		2,750	2,749,634
Starwood Retail Property Trust Series 2014-STAR, Class A 1.543% (LIBOR 1 Month + 1.47%), 11/15/2027(b) (d)		9,857	7,368,249

			109,252,868

Total Commercial Mortgage-Backed Securities (cost $353,985,492)			359,231,817

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.7%
Risk Share Floating Rate – 4.0%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.942% (LIBOR 1 Month + 1.85%), 10/25/2028(b) (d)		1,763	1,767,339
Series 2019-3A, Class M1B 1.692% (LIBOR 1 Month + 1.60%), 07/25/2029(b) (d)		3,489	3,498,185
Series 2019-3A, Class M1C 2.042% (LIBOR 1 Month + 1.95%), 07/25/2029(b) (d)		575	574,936
Series 2020-2A, Class M1B 3.292% (LIBOR 1 Month + 3.20%), 08/26/2030(b) (d)		3,206	3,227,485
Series 2020-3A, Class M1B 2.942% (LIBOR 1 Month + 2.85%), 10/25/2030(b) (d)		1,667	1,702,862
Series 2021-1A, Class M1C 2.968% (SOFR + 2.95%), 03/25/2031(b) (d)		4,197	4,385,519
Series 2021-2A, Class M1B 1.51% (LIBOR 1 Month + 1.50%), 06/25/2031(b) (d)		7,664	7,650,180
Eagle RE Ltd. Series 2018-1, Class M2 3.092% (LIBOR 1 Month + 3.00%), 11/25/2028(b) (d)		617	621,059
Series 2020-1, Class M1A 0.992% (LIBOR 1 Month + 0.90%), 01/25/2030(b) (d)		6,400	6,384,532
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.342% (LIBOR 1 Month + 4.25%), 11/25/2023(d)		567	582,754
Series 2014-DN3, Class M3 4.092% (LIBOR 1 Month + 4.00%), 08/25/2024(d)		769	784,880

	Principal Amount (000)		U.S. $ Value

Series 2015-DNA1, Class M3 3.392% (LIBOR 1 Month + 3.30%), 10/25/2027(d)	U.S.$	3,612	$3,661,502
Series 2016-DNA3, Class M3 5.092% (LIBOR 1 Month + 5.00%), 12/25/2028(d)		4,705	4,917,549
Series 2016-DNA4, Class M3 3.892% (LIBOR 1 Month + 3.80%), 03/25/2029(d)		6,677	6,914,675
Series 2016-HQA2, Class M3 5.242% (LIBOR 1 Month + 5.15%), 11/25/2028(d)		295	308,993
Series 2016-HQA3, Class M3 3.942% (LIBOR 1 Month + 3.85%), 03/25/2029(d)		2,030	2,103,069
Series 2017-DNA2, Class M2 3.542% (LIBOR 1 Month + 3.45%), 10/25/2029(d)		2,850	2,977,452
Series 2017-DNA3, Class M2 2.592% (LIBOR 1 Month + 2.50%), 03/25/2030(d)		7,295	7,457,410
Series 2017-HQA2, Class M2B 2.742% (LIBOR 1 Month + 2.65%), 12/25/2029(d)		5,358	5,459,852
Series 2017-HQA3, Class M2 2.442% (LIBOR 1 Month + 2.35%), 04/25/2030(d)		8,548	8,739,255
Series 2020-DNA5, Class M2 2.818% (SOFR + 2.80%), 10/25/2050(b) (d)		6,500	6,597,235
Series 2021-DNA3, Class M2 2.118% (LIBOR 1 Month + 2.10%), 10/25/2033(b) (d)		3,221	3,289,382
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 2M2 4.642% (LIBOR 1 Month + 4.55%), 02/25/2025(d)		125	125,829
Series 2015-C02, Class 2M2 4.092% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		406	411,461
Series 2015-C03, Class 2M2 5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		825	835,406
Series 2015-C04, Class 1M2 5.792% (LIBOR 1 Month + 5.70%), 04/25/2028(d)		1,396	1,479,020
Series 2016-C02, Class 1M2 6.092% (LIBOR 1 Month + 6.00%), 09/25/2028(d)		725	765,355
Series 2016-C03, Class 1M2 5.392% (LIBOR 1 Month + 5.30%), 10/25/2028(d)		2,150	2,254,350

	Principal Amount (000)		U.S. $ Value

Series 2016-C05, Class 2M2 4.542% (LIBOR 1 Month + 4.45%), 01/25/2029(d)	U.S.$	4,554	$4,767,804
Series 2016-C06, Class 1M2 4.342% (LIBOR 1 Month + 4.25%), 04/25/2029(d)		1,337	1,390,185
Series 2016-C07, Class 2M2 4.442% (LIBOR 1 Month + 4.35%), 05/25/2029(d)		771	808,474
Series 2017-C01, Class 1M2 3.642% (LIBOR 1 Month + 3.55%), 07/25/2029(d)		3,449	3,580,218
Series 2017-C02, Class 2M2C 3.742% (LIBOR 1 Month + 3.65%), 09/25/2029(d)		6,096	6,313,434
Home Re Ltd. Series 2020-1, Class M1B 3.342% (LIBOR 1 Month + 3.25%), 10/25/2030(b) (d)		5,050	5,102,061
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.342% (LIBOR 1 Month + 4.25%), 11/25/2024(d) (f)		353	348,475
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 1.992% (LIBOR 1 Month + 1.90%), 11/26/2029(b) (d)		1,913	1,913,363
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.096% (LIBOR 1 Month + 2.00%), 03/27/2024(b) (d)		912	910,085
Series 2019-2R, Class A 2.846% (LIBOR 1 Month + 2.75%), 05/27/2023(b) (d)		5,034	4,985,446
Series 2019-3R, Class A 2.796% (LIBOR 1 Month + 2.70%), 10/27/2022(b) (d)		464	465,491
Series 2020-1R, Class A 2.446% (LIBOR 1 Month + 2.35%), 02/27/2023(d) (f)		1,883	1,885,285
Radnor Re Ltd. Series 2019-1, Class M1B 2.042% (LIBOR 1 Month + 1.95%), 02/25/2029(b) (d)		2,657	2,664,052
Series 2019-2, Class M1B 1.842% (LIBOR 1 Month + 1.75%), 06/25/2029(b) (d)		4,356	4,381,997
Series 2020-1, Class M1A 1.042% (LIBOR 1 Month + 0.95%), 01/25/2030(b) (d)		1,924	1,924,274
Series 2020-2, Class M1C 4.692% (LIBOR 1 Month + 4.60%), 10/25/2030(b) (d)		3,672	3,720,572

	Principal Amount (000)		U.S. $ Value

Triangle Re Ltd. Series 2020-1, Class M1B 3.992% (LIBOR 1 Month + 3.90%), 10/25/2030(b) (d)	U.S.$	10,600	$10,653,003
Series 2021-1, Class M1A 1.792% (LIBOR 1 Month + 1.70%), 08/25/2033(b) (d)		7,563	7,566,933
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.342% (LIBOR 1 Month + 5.25%), 11/25/2025(d) (f)		1,600	1,556,252
Series 2015-WF1, Class 2M2 5.592% (LIBOR 1 Month + 5.50%), 11/25/2025(d) (f)		445	441,093

			154,856,023

Agency Floating Rate – 0.8%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 6.027% (6.15% - LIBOR 1 Month), 12/15/2044(d) (h)		10,778	2,297,588
Series 4585, Class DS 5.927% (6.05% - LIBOR 1 Month), 05/15/2046(d) (h)		6,546	1,590,738
Series 4693, Class SL 6.077% (6.15% - LIBOR 1 Month), 06/15/2047(d) (h)		4,350	1,048,193
Series 4954, Class SL 5.959% (6.54% - LIBOR 1 Month), 02/25/2050(d) (h)		3,625	674,607
Series 4981, Class HS 6.009% (6.05% - LIBOR 1 Month), 06/25/2050(d) (h)		31,776	5,671,768
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.449% (6.45% - LIBOR 1 Month), 12/25/2041(d) (h)		6,185	1,312,197
Series 2014-17, Class SA 5.959% (6.05% - LIBOR 1 Month), 04/25/2044(d) (h)		11,272	2,805,024
Series 2015-26, Class SH 6.359% (6.15% - LIBOR 1 Month), 05/25/2045(d) (h)		8,262	1,771,746
Series 2016-106, Class ES 5.909% (6.20% - LIBOR 1 Month), 01/25/2047(d) (h)		4,851	968,624
Series 2017-62, Class AS 6.059% (6.20% - LIBOR 1 Month), 08/25/2047(d) (h)		6,652	1,385,593
Series 2017-81, Class SA 6.109% (6.20% - LIBOR 1 Month), 10/25/2047(d) (h)		10,694	2,531,959
Series 2017-97, Class SW 6.109% (6.20% - LIBOR 1 Month), 12/25/2047(d) (h)		8,604	1,967,886

	Principal Amount (000)		U.S. $ Value

Government National Mortgage Association Series 2017-122, Class SA 6.107% (6.10% - LIBOR 1 Month), 08/20/2047(d) (h)	U.S.$	7,892	$1,736,292
Series 2017-134, Class MS 6.107% (6.20% - LIBOR 1 Month), 09/20/2047(d) (h)		8,337	1,909,228
Series 2017-43, Class ST 6.007% (6.10% - LIBOR 1 Month), 03/20/2047(d) (h)		10,030	2,061,753

			29,733,196

Agency Fixed Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs Series 5008, Class AI 3.50%, 09/25/2050(g)		13,225	2,167,870
Series 5015, Class BI 4.00%, 09/25/2050(g)		19,176	3,340,770
Series 5040, Class AI 3.50%, 11/25/2050(g)		9,806	1,549,914
Series 5043, Class IO 5.00%, 11/25/2050(g)		24,070	4,457,727
Series 5049, Class CI 3.50%, 12/25/2050(g)		20,008	2,781,656
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.632%, 05/28/2035		1,605	1,544,347
Federal National Mortgage Association REMICs Series 2015-30, Class EI 5.00%, 05/25/2045(g)		9,775	1,548,152
Series 2020-89, Class KI 4.00%, 12/25/2050(g)		39,287	6,227,607

			23,618,043

Non-Agency Fixed Rate – 0.2%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		360	320,162
Series 2006-24CB, Class A16 5.75%, 08/25/2036		2,405	1,873,161
Series 2006-28CB, Class A14 6.25%, 10/25/2036		1,604	1,197,213
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		619	562,596
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		671	439,843
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		1,657	1,116,939

			5,509,914

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.472% (LIBOR 1 Month + 0.38%), 12/25/2036(d)	U.S.$	4,327	$2,054,073
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.592% (LIBOR 1 Month + 0.50%), 03/25/2035(d)		997	909,434
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 2.192% (LIBOR 1 Month + 2.10%), 04/25/2047(b) (d)		994	1,008,255

			3,971,762

Total Collateralized Mortgage Obligations (cost $217,899,638)			217,688,938

INFLATION-LINKED SECURITIES – 3.7%
Canada – 0.5%
Canadian Government Real Return Bond 1.50%, 12/01/2044	CAD	18,451	19,538,272

United States – 3.2%
U.S. Treasury Inflation Index 0.125%, 01/15/2031 (TIPS)	U.S.$	9,292	10,235,648
0.25%, 01/15/2025 (TIPS)		97,874	105,948,469
0.75%, 07/15/2028 (TIPS)		6,801	7,808,006

			123,992,123

Total Inflation-Linked Securities (cost $141,160,789)			143,530,395

ASSET-BACKED SECURITIES – 2.2%
Other ABS - Fixed Rate – 1.3%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b) (e)		8,468	8,532,543
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(b)		5,400	5,448,089
Series 2021-Z1, Class A 1.07%, 08/15/2025(b)		4,453	4,452,653
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class B 2.92%, 03/15/2028(b)		3,500	3,550,565
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(b)		3,651	3,645,173
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)		4,431	4,585,332

	Principal Amount (000)		U.S. $ Value

FREED ABS Trust Series 2021-2, Class A 0.68%, 06/19/2028(b)	U.S.$	93	$92,674
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b) (e)		2,736	2,735,295
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(b)		3,258	3,655,985
Series 2020-1A, Class A2 3.981%, 12/20/2050(b)		2,638	2,784,359
Marlette Funding Trust Series 2020-1A, Class A 2.24%, 03/15/2030(b)		198	198,428
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(b)		3,256	3,349,708
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(b)		2,008	2,006,871
SoFi Consumer Loan Program LLC Series 2017-5, Class A2 2.78%, 09/25/2026(b)		232	232,779
SoFi Consumer Loan Program Trust Series 2019-3, Class A 2.90%, 05/25/2028(b)		674	677,798
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(b)		2,767	2,783,339

			48,731,591

Autos - Fixed Rate – 0.6%
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A, Class A 4.00%, 03/20/2025(b)		6,700	7,237,165
CPS Auto Receivables Trust Series 2016-C, Class E 8.39%, 09/15/2023(b)		2,790	2,811,366
First Investors Auto Owner Trust Series 2020-1A, Class A 1.49%, 01/15/2025(b)		1,682	1,689,319
Flagship Credit Auto Trust Series 2016-4, Class D 3.89%, 11/15/2022(b)		2,413	2,428,539
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(b)		5,650	5,669,987
Hertz Vehicle Financing II LP Series 2017-1A, Class A 2.96%, 10/25/2021(b)		652	654,461
Series 2019-1A, Class A 3.71%, 03/25/2023(b)		618	619,250

	Principal Amount (000)		U.S. $ Value

Series 2019-2A, Class A 3.42%, 05/25/2025(b)	U.S.$	617	$616,545
Hertz Vehicle Financing LLC Series 2018-2A, Class A 3.65%, 06/27/2022(b)		401	402,825

			22,129,457

Credit Cards - Fixed Rate – 0.3%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(b)		4,282	4,318,085
World Financial Network Credit Card Master Trust Series 2018-B, Class M 3.81%, 07/15/2025		4,490	4,520,022
Series 2019-B, Class M 3.04%, 04/15/2026		5,000	5,106,424

			13,944,531

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.217% (LIBOR 1 Month + 1.13%), 12/25/2032(d)		317	316,335
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 0.692% (LIBOR 1 Month + 0.60%), 04/25/2034(d)		3	3,245

			319,580

Total Asset-Backed Securities (cost $83,674,480)			85,125,159

CORPORATES - NON-INVESTMENT GRADE – 2.2%
Industrial – 1.8%
Capital Goods – 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(b)		6,296	6,296,630
GFL Environmental, Inc. 3.50%, 09/01/2028(b)		5,836	5,836,175

			12,132,805

Communications - Media – 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(b)		6,548	6,719,708
Netflix, Inc. 5.875%, 11/15/2028		7,751	9,521,793
Sirius XM Radio, Inc. 4.00%, 07/15/2028(b)		5,477	5,650,895

			21,892,396

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.2%
Lumen Technologies, Inc. 4.50%, 01/15/2029(b)	U.S.$	5,698	$5,549,111
T-Mobile USA, Inc. 2.625%, 04/15/2026-02/15/2029		2,994	3,019,847
3.375%, 04/15/2029		698	721,767

			9,290,725

Consumer Cyclical - Entertainment – 0.2%
Mattel, Inc. 3.375%, 04/01/2026(b)		4,312	4,470,207
3.75%, 04/01/2029(b)		4,311	4,482,018

			8,952,225

Consumer Cyclical - Retailers – 0.1%
Levi Strauss & Co. 3.50%, 03/01/2031(b)		3,832	3,819,201

Consumer Non-Cyclical – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(b)		3,900	3,853,668
Jazz Securities DAC 4.375%, 01/15/2029(b)		2,196	2,278,416
Newell Brands, Inc. 4.70%, 04/01/2026		2,719	3,031,468
4.875%, 06/01/2025		669	741,245

			9,904,797

Energy – 0.1%
Transocean Poseidon Ltd. 6.875%, 02/01/2027(b)		2,143	2,153,672

			68,145,821

Financial Institutions – 0.4%
Banking – 0.4%
Credit Suisse Group AG 6.375%, 08/21/2026(b) (c)		611	680,135
7.50%, 07/17/2023-12/11/2023(b) (c)		8,565	9,362,868
Intesa Sanpaolo SpA 5.017%, 06/26/2024(b)		6,204	6,741,081

			16,784,084

Total Corporates - Non-Investment Grade (cost $83,154,145)			84,929,905

COLLATERALIZED LOAN OBLIGATIONS – 2.2%
CLO - Floating Rate – 2.2%
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 1.347% (LIBOR 3 Month + 1.20%), 07/20/2034(b) (d)		6,496	6,498,794

	Principal Amount (000)		U.S. $ Value

Dryden CLO Ltd. Series 2020-78A, Class C 2.14% (LIBOR 3 Month + 1.95%), 04/17/2033(b) (d)	U.S.$	4,670	$4,679,354
Series 2020-78A, Class D 3.19% (LIBOR 3 Month + 3.00%), 04/17/2033(b) (d)		2,130	2,134,062
Elevation CLO Ltd. Series 2020-11A, Class D1 4.034% (LIBOR 3 Month + 3.85%), 04/15/2033(b) (d)		4,500	4,481,037
Elmwood CLO Ltd. Series 2021-2A, Class A 1.28% (LIBOR 3 Month + 1.13%), 07/20/2034(b) (d)		5,900	5,902,354
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 1.241% (LIBOR 3 Month + 1.11%), 07/19/2034(b) (d)		4,290	4,290,425
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class AR 1.258% (LIBOR 3 Month + 1.07%), 04/20/2034(b) (d)		6,000	6,001,572
Kayne CLO 7 Ltd. Series 2020-7A, Class C 2.19% (LIBOR 3 Month + 2.00%), 04/17/2033(b) (d)		2,090	2,095,027
Kayne CLO Ltd. Series 2021-11A, Class D 3.066% (LIBOR 3 Month + 2.90%), 04/15/2034(b) (d)		3,800	3,800,657
Madison Park Funding LI Ltd. Series 2021-51A, Class D 3.20% (LIBOR 3 Month + 3.05%), 07/19/2034(b) (d)		3,471	3,471,172
Magnetite XXVI Ltd. Series 2020-26A, Class A 1.934% (LIBOR 3 Month + 1.75%), 07/15/2030(b) (d)		10,257	10,263,601
Neuberger Berman Loan Advisers Clo 42 Ltd. Series 2021-42A, Class D 2.941% (LIBOR 3 Month + 2.80%), 07/16/2035(b) (d)		250	249,249
Neuberger Berman Loan Advisers Clo 43 Ltd. Series 2021-43A, Class A 1.26% (LIBOR 3 Month + 1.13%), 07/17/2035(b) (d)		6,600	6,600,000
OCP CLO Ltd. Series 2020-18A, Class AR 1.25% (LIBOR 3 Month + 1.09%), 07/20/2032(b) (d)		8,088	8,099,606

	Principal Amount (000)		U.S. $ Value

Pikes Peak CLO 8 Series 2021-8A, Class A 1.301% (LIBOR 3 Month + 1.17%), 07/20/2034(b) (d) (e)	U.S.$	7,300	$7,300,000
Rockt Series 2021-2A, Class A1 1.31% (LIBOR 3 Month + 1.16%), 07/20/2034(b) (d)		5,449	5,448,735
Voya CLO Ltd. Series 2019-1A, Class DR 3.034% (LIBOR 3 Month + 2.85%), 04/15/2031(b) (d)		1,850	1,844,361

Total Collateralized Loan Obligations (cost $83,133,727)			83,160,006

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.2%
United States – 1.2%
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023		4,170	4,223,068
State Board of Administration Finance Corp. Series 2020A 1.705%, 07/01/2027		6,821	6,931,409
State of California 5.70%, 11/01/2021		5,440	5,538,852
Series 2010 7.625%, 03/01/2040		8,520	14,352,313
Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035		4,782	4,934,041
University of California Series 2021B 3.071%, 05/15/2051		7,960	8,040,352

Total Local Governments - US Municipal Bonds (cost $37,829,053)			44,020,035

EMERGING MARKETS - CORPORATE BONDS – 0.7%
Industrial – 0.7%
Basic – 0.2%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(b)		3,420	3,567,915
CSN Resources SA 4.625%, 06/10/2031(b)		2,669	2,706,526
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		1,602	1,577,970

			7,852,411

Capital Goods – 0.4%
Cemex SAB de CV 3.875%, 07/11/2031(b)		6,305	6,377,508
Embraer Netherlands Finance BV 5.40%, 02/01/2027		4,960	5,266,974
6.95%, 01/17/2028(b)		1,797	2,050,826

	Principal Amount (000)		U.S. $ Value

Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(b)	U.S.$	3,418	$34,185

			13,729,493

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		825	851,194

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		2,862	2,990,432

Consumer Non-Cyclical – 0.0%
BRF GmbH 4.35%, 09/29/2026(b)		1,272	1,338,224

			26,761,754

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(f)		565	582,018

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 7.87%, 12/27/2033(b) (i)		2,188	250,205
10.68%, 12/26/2046(b) (i)		609	67,104

			317,309

Total Emerging Markets - Corporate Bonds (cost $30,955,972)			27,661,081

AGENCIES – 0.6%
Agency Debentures – 0.6%
Federal Home Loan Bank 1.875%, 07/07/2021		16,930	16,935,810
2.50%, 02/13/2024		6,170	6,517,712

Total Agencies (cost $23,088,220)			23,453,522

QUASI-SOVEREIGNS – 0.5%
Quasi-Sovereign Bonds – 0.5%
Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(b)		2,207	2,424,787
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 05/21/2028(b)		2,363	2,755,553

			5,180,340

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(b)		6,919	6,856,297

	Principal Amount (000)		U.S. $ Value

Petroleos Mexicanos 6.75%, 09/21/2047	U.S.$	3,731	$3,273,952
6.84%, 01/23/2030		943	970,583

			11,100,832

Peru – 0.1%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(b)		4,204	4,119,394

Total Quasi-Sovereigns (cost $19,898,587)			20,400,566

EMERGING MARKETS - SOVEREIGNS – 0.5%
Dominican Republic – 0.2%
Dominican Republic International Bond 4.875%, 09/23/2032(b)		8,182	8,427,460

Egypt – 0.2%
Egypt Government International Bond 5.875%, 02/16/2031(b)		7,688	7,435,737

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(b)		1,111	1,163,634
6.25%, 01/25/2031(b)		1,612	1,724,336

			2,887,970

Total Emerging Markets - Sovereigns (cost $18,410,714)			18,751,167

	Shares

COMMON STOCKS – 0.3%
Financials – 0.3%
Insurance – 0.3%
Mt Logan Re Ltd. (Preference Shares)(e) (j) (k) (l) (cost $9,248,550)		9,249	9,248,692

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	2,490	2,432,107

Qatar – 0.0%
Qatar Government International Bond 3.40%, 04/16/2025(b)		2,155	2,345,987

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(b)		4,056	4,339,920

Total Governments - Sovereign Bonds (cost $8,681,352)			9,118,014

	Principal Amount (000)		U.S. $ Value

SHORT-TERM INVESTMENTS – 10.5%
U.S. Treasury Bills – 10.5%
U.S. Treasury Bill Zero Coupon, 07/27/2021-05/19/2022 (cost $403,952,826)	U.S.$	403,985	$403,925,212

Total Investments – 103.7% (cost $3,893,882,290)(m)			3,994,966,491
Other assets less liabilities – (3.7)%			(140,951,249)

Net Assets – 100.0%			$3,854,015,242

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	87	September 2021	$12,806,672	$224,176
U.S. T-Note 2 Yr (CBT) Futures	1,703	September 2021	375,205,491	(608,838)
U.S. T-Note 5 Yr (CBT) Futures	1,335	September 2021	164,778,634	(315,119)
U.S. Ultra Bond (CBT) Futures	374	September 2021	72,065,125	2,614,193
Sold Contracts
10 Yr Canadian Bond Futures	537	September 2021	63,039,884	(735,118)

				$1,179,294

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	100,152	USD	77,611	08/25/2021	$2,483,884
Bank of America, NA	USD	39,863	RUB	2,961,650	07/28/2021	457,991
Bank of America, NA	CHF	70,548	USD	77,403	08/05/2021	1,086,219
Citibank, NA	CAD	130,703	USD	104,413	07/16/2021	(1,024,851)
Morgan Stanley Capital Services, Inc.	SEK	312,514	USD	37,621	07/15/2021	1,099,803
Morgan Stanley Capital Services, Inc.	USD	77,499	CHF	70,543	08/05/2021	(1,188,498)
Morgan Stanley Capital Services, Inc.	MYR	38,425	USD	9,289	09/23/2021	57,510
Standard Chartered Bank	USD	9,482	CAD	11,461	07/16/2021	(236,432)
State Street Bank & Trust Co.	USD	47	SEK	403	07/15/2021	(196)
UBS AG	RUB	168,013	USD	2,311	07/28/2021	23,236

						$2,758,666

INTEREST RATE SWAPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Rate	Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Call
IRS Swaption	Morgan Stanley Capital Services LLC	97,574	1.60%	08/26/2021	USD	97,574	$1,292,856	$(1,900,662)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	1,163,650	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	$(1,722,545)	$764	$(1,723,309)
USD	19,060	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	(672,703)	—	(672,703)
CAD	6,767	03/03/2051	2.297%	3 Month CDOR	Semi-Annual	(123,743)	270	(124,013)
CAD	21,490	03/04/2051	2.333%	3 Month CDOR	Semi-Annual	(533,447)	—	(533,447)

						$(3,052,438)	$1,034	$(3,053,472)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.05%	USD	559	$43,304	$111,746	$(68,442)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	559	43,304	111,660	(68,356)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	23,761	1,840,686	4,781,057	(2,940,371)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	11,881	921,371	2,346,371	(1,425,000)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	4,752	368,517	930,023	(561,506)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.05%	USD	4,797	$370,808	$971,334	$(600,526)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	1,867	144,475	125,294	19,181
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	1,787	138,284	117,296	20,988
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	1,786	138,207	117,230	20,977
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	8,912	689,640	601,202	88,438
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	7,235	559,869	522,929	36,940
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	3,618	279,973	277,737	2,236
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	4,173	323,269	718,989	(395,720)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	2,550	197,115	511,021	(313,906)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	4,452	344,882	902,712	(557,830)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	2,226	172,441	429,022	(256,581)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	160	(42,253)	(20,244)	(22,009)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,545	(671,880)	(194,496)	(477,384)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	138	(36,432)	(13,544)	(22,888)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	229	(60,475)	(28,960)	(31,515)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	315	$(83,187)	$(38,566)	$(44,621)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	194	(51,232)	(23,751)	(27,481)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	225	(59,419)	(27,547)	(31,872)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	641	(169,278)	(67,888)	(101,390)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	460	(121,479)	(50,817)	(70,662)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	320	(84,507)	(35,351)	(49,156)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	248	(65,472)	(32,492)	(32,980)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	238	(62,832)	(30,458)	(32,374)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	432	(114,120)	(50,269)	(63,851)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	129	(34,078)	(15,011)	(19,067)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	260	(68,640)	(37,390)	(31,250)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	39	(10,296)	(6,062)	(4,234)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1	(265)	(121)	(144)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,160	(570,240)	(124,132)	(446,108)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,776	(468,864)	(141,929)	(326,935)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,375	(363,000)	(107,596)	(255,404)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	8,500	$(2,244,000)	$(567,090)	$(1,676,910)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,204	(581,856)	(315,512)	(266,344)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.08	USD	7,805	(658,482)	(147,329)	(511,153)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	4,586	(1,210,704)	(317,480)	(893,224)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,496	(394,944)	(181,905)	(213,039)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,315	(875,160)	(365,752)	(509,408)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,315	(875,160)	(365,895)	(509,265)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	345	(91,080)	(39,024)	(52,056)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,727	(455,928)	(209,993)	(245,935)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	148	(39,072)	(21,691)	(17,381)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,355	(621,720)	(376,767)	(244,953)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,687	(445,368)	(266,068)	(179,300)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,982	(523,248)	(293,996)	(229,252)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	323	(85,272)	(30,415)	(54,857)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	308	(81,312)	(28,993)	(52,319)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	1,317	$(347,687)	$(123,645)	$(224,042)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	616	(162,624)	(75,852)	(86,772)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	415	(109,560)	(49,111)	(60,449)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,260	(332,640)	(150,424)	(182,216)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,997	(527,208)	(135,886)	(391,322)

						$(7,224,829)	$8,466,171	$(15,691,000)

*	Termination date
**	Principal amount less than 500.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $764,240,129 or 19.8% of net assets.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2021.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.48% of net assets as of June 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	03/15/2021	$2,110,182	$2,114,267	0.05%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	03/09/2021	2,084,943	2,066,653	0.05%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	03/09/2021	256,057	254,549	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/06/2015	7,343,762	7,141,763	0.19%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.342%, 11/25/2024	11/06/2015	351,035	348,475	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.023%, 11/15/2026	11/16/2015	$2,189,186	$2,017,014	0.05%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.446%, 02/27/2023	02/11/2020	1,883,247	1,885,285	0.05%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	565,000	582,018	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.342%, 11/25/2025	09/28/2015	1,602,253	1,556,252	0.04%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.592%, 11/25/2025	09/28/2015	443,892	441,093	0.01%

(g)	IO - Interest Only.
(h)	Inverse interest only security.
(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2021.
(j)	Fair valued by the Adviser.
(k)	Non-income producing security.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/2014	$9,248,550	$9,248,692	0.24%

(m)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $130,455,435 and gross unrealized depreciation of investments was $(44,785,552), resulting in net unrealized appreciation of $85,669,883.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

MYR – Malaysian Ringgit

RUB – Russian Ruble

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

IRS – Interest Rate Swaption

LIBOR – London Interbank Offered Rate

NIBOR – Norwegian Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$1,269,199,427	$—	$1,269,199,427
Corporates - Investment Grade	—	806,168,636	—	806,168,636
Mortgage Pass-Throughs	—	389,353,919	—	389,353,919
Commercial Mortgage-Backed Securities	—	354,796,348	4,435,469	359,231,817
Collateralized Mortgage Obligations	—	217,688,938	—	217,688,938
Inflation-Linked Securities	—	143,530,395	—	143,530,395
Asset-Backed Securities	—	73,857,321	11,267,838	85,125,159
Corporates - Non-Investment Grade	—	84,929,905	—	84,929,905
Collateralized Loan Obligations	—	75,860,006	7,300,000	83,160,006
Local Governments - US Municipal Bonds	—	44,020,035	—	44,020,035
Emerging Markets - Corporate Bonds	—	27,661,081	—	27,661,081
Agencies	—	23,453,522	—	23,453,522
Quasi-Sovereigns	—	20,400,566	—	20,400,566
Emerging Markets - Sovereigns	—	18,751,167	—	18,751,167
Common Stocks	—	—	9,248,692	9,248,692
Governments - Sovereign Bonds	—	9,118,014	—	9,118,014
Short-Term Investments	—	403,925,212	—	403,925,212

Total Investments in Securities	—	3,962,714,492	32,251,999	3,994,966,491
Other Financial Instruments(a):
Assets:
Futures	2,838,369	—	—	2,838,369
Forward Currency Exchange Contracts	—	5,208,643	—	5,208,643
Credit Default Swaps	—	6,576,145	—	6,576,145
Liabilities:
Futures	(1,659,075)	—	—	(1,659,075)
Forward Currency Exchange Contracts	—	(2,449,977)	—	(2,449,977)
Interest Rate Swaptions Written	—	(1,900,662)	—	(1,900,662)
Centrally Cleared Interest Rate Swaps	—	(3,052,438)	—	(3,052,438)
Credit Default Swaps	—	(13,800,974)	—	(13,800,974)

Total	$1,179,294	$3,953,295,229	$32,251,999	$3,986,726,522

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.